CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Variable Trust (1933 Act File No. 333-192838; 1940 Act File No. 811-22910) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class I and Class II of Legg Mason BW Absolute Return Opportunities VIT, a series of the Registrant, do not differ from those contained in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement (“Pre-Effective Amendment No. 2”), and (b) that Pre-Effective Amendment No. 2 was filed electronically.

Dated as of: March 5, 2014	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary